Accrued Expenses and Other Payables (Tables)	12 Months Ended
Dec. 31, 2016
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Accrued Expenses and Other Payables

Accrued expenses and other payables consisted of the following:

At December 31,	2015	2016
Accrued salaries and benefits	$487	$581
Accrued professional fees	1,515	88
Advance received from customers	632	584
Construction payable and others	93	152

	$2,727	$1,405